UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: MARCH 31, 2004
                        ---------------

Date of reporting period:  MARCH 31, 2004
                          ---------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                               (HODGES FUND LOGO)

                                 ANNUAL REPORT
                                   Year Ended
                                 March 31, 2004

May 12, 2004

Dear Shareholders:

This last year of the Hodges Fund was our best year ever. Our 12-month return was slightly over 105%, elevating the Fund to the position of one of the top funds in the country for our one-year and three-year returns.

Listed below is a complete report of our one-year, three-year, five-year, and 10-year rates of return. Of course, it goes without saying, past performance is no guarantee of future results. As of March 31, 2004 the Hodges Fund's average annual total returns were as follows:

          One Year                 105.39%
          Three Years               20.71%
          Five Years                 2.26%
          Ten Years                 12.22%
          Inception (10-9-92)       11.93%

Our results, we believe, gives testimony to our philosophy and methodology of investing in all size companies with various types of investment appeal. We invest in a group of what we deem to be some of the best managed companies in America, such as WAL-MART STORES, INC., SOUTHWEST AIRLINES CO., THE HOME DEPOT, INC., STARBUCKS CORP., JOHNSON & JOHNSON, PFIZER INC., AND MERCK & CO. INC. These, and others similar, are what we refer to as core growth stocks, companies that demonstrate a consistent record of growing revenues and profits.

We also invest in companies that, for one reason or another, have been largely ignored by other investors, but which we believe are candidates for significant appreciation over a period of time. Some of them are companies that are under the radar screen of other analysts because they are not candidates for investment banking. Consequently, many of the larger brokerage firms are not interested in following these companies. Some of these are LUBY'S, INC., FROZEN FOOD EXPRESS INDUSTRIES, INC., HAGGAR CORP., SHARPER IMAGE CORP., AND THE GEO GROUP INC. (formerly Wackenhut Corrections).

The third category of companies in which we invest are super growth companies - companies that are growing very rapidly. Frequently the stocks trade at high multiples and are very volatile. We have found some of these stocks turn out to be some of the best performers in the market. Examples of this type of investment are XM SATELLITE RADIO HOLDINGS INC., DIGITAL RIVER, INC., OVERSTOCK.COM, INC., AMX CORP., INTERVOICE, INC., TYLER TECHNOLOGIES, INC., AND E*TRADE FINANCIAL CORP.

We are optimistic about this year though we believe it will be a challenge due to the changing employment situation, the slow recovery of the economy, the war in Iraq, the threat of terrorists, and the poisonous political environment.

It is disturbing to us that we seem to be eating our own flesh in the name of freedom of the press. Instead of having Russia and China as enemies, we've turned on our own institutions.

We are also concerned about the abuse of companies and shareholders by the very fiduciaries we hire to run the enterprises. Corporate executives, in many cases, seem to have a license to steal, and they do.

Thank you for entrusting some of your funds and your future financial well being to the management of the Hodges Fund. We cannot guarantee future results, but we can guarantee you that we will be working diligently to the best of our ability to enhance your capital. And we will do it with honesty and integrity.

Sincerely,

/s/Don W. Hodges              /s/Craig D. Hodges

Don W. Hodges                 Craig D. Hodges
Co-Portfolio Manager          Co-Portfolio Manager

The opinions expressed above are those of Don Hodges and Craig Hodges and are subject to change. These opinions are not guaranteed and should not be considered recommendations to buy or sell any security.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

This material must be preceded or accompanied by a current prospectus. Please refer to the prospectus for important information about the investment company including investment objectives, risks, charges, and expenses. Please refer to the Schedule of Investments in this report for more complete information regarding the Fund's holdings. (05-04)

                                  HODGES FUND
 Value of $10,000 vs S&P 400 Midcap Index, Russell 2000 Index and Wilshire 4500
                                     Index

                                   S&P 400       Russell 2000      Wilshire
    Date       Hodges Fund      Midcap w/inc.       w/inc.       4500 w/inc.
    ----       -----------      -------------    -----------      ----------
  3/31/94        $10,000           $10,000         $10,000         $10,000
  3/31/95        $10,960           $10,843         $10,552         $10,864
  3/31/96        $14,503           $13,932         $13,617         $14,277
  3/31/97        $16,558           $15,412         $14,313         $15,128
  3/31/98        $23,392           $22,970         $20,326         $22,157
  3/31/99        $28,330           $23,073         $17,021         $21,532
  3/31/00        $32,333           $31,862         $23,368         $32,133
  3/31/01        $18,013           $29,644         $19,786         $20,709
  3/31/02        $22,480           $35,244         $22,552         $22,722
  3/31/03        $15,426           $26,979         $16,472         $17,755
  3/31/04        $31,683           $40,226         $26,986         $27,936

                          Average Annual Total Return
                          Period Ended March 31, 2004
                    1 Year                           105.39%
                    5 Year                             2.26%
                    10 Year                           12.22%

Past performance is not predictive of future performance. Sales load is not reflected in the graph and total return table presented above. Effective April 20, 1999 the Fund no longer imposed a sales load.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P 400 Midcap Index is comprised of 400 domestic stocks chosen for market size liquidity and industry group representation. The Russell 2000 Index is formed by taking the 3,000 largest U.S. companies and then eliminating the largest 1,000 leaving a good small company index. The Wilshire 4500 Index measures the performance of all U.S. headquartered equity securities with readily available price data, with the exception of the S&P 500 securities. The indices are unmanaged, and returns include reinvested dividends.

SCHEDULE OF INVESTMENTS at March 31, 2004

SHARES                                                                VALUE
------                                                                -----
COMMON STOCKS: 86.9%

AIRLINES: 0.6%
     20,000    Southwest Airlines Co.                              $   284,200
                                                                   -----------

APPAREL: 2.7%
     65,000    Haggar Corp.                                          1,300,000
                                                                   -----------

AUTO MANUFACTURERS: 2.3%
     15,000    Toyota Motor
                 Corp. - ADR                                         1,117,500
                                                                   -----------

COMMERCIAL SERVICES: 9.7%
     60,092    Corrections Corp.
                 of America*<F1>                                     2,139,275
     65,000    The Geo Group Inc.*<F1>                               1,495,000
     31,000    Pre-Paid Legal
                 Services, Inc.*<F1>                                   758,880
     20,000    Team, Inc.*<F1>                                         269,200
                                                                   -----------
                                                                     4,662,355
                                                                   -----------

COMPUTERS: 6.8%
    100,000    AMX Corp.*<F1>                                          929,000
     60,000    iCAD, Inc.*<F1>                                         241,800
     50,000    Intervoice, Inc.*<F1>                                   843,500
     88,425    Intrusion Inc.*<F1>+<F2>                                260,854
    100,000    Tyler Technologies, Inc.*<F1>                           971,000
                                                                   -----------
                                                                     3,246,154
                                                                   -----------

COSMETICS: 2.2%
     10,000    The Estee Lauder
                 Cos. Inc. - Class A                                   443,400
     10,000    Kimberly-Clark Corp.                                    631,000
                                                                   -----------
                                                                     1,074,400
                                                                   -----------

DIVERSIFIED FINANCIAL SERVICES: 5.6%
     50,000    Ameritrade
                 Holding Corp.*<F1>                                    770,000
     30,000    The Charles
                 Schwab Corp.                                          348,300
    119,000    E*TRADE
                 Financial Corp.*<F1>                                1,588,650
                                                                   -----------
                                                                     2,706,950
                                                                   -----------

FOOD: 2.3%
      7,000    Hershey Foods Corp.                                     579,950
     15,000    Rocky Mountain
                 Chocolate Factory, Inc.                               149,850
     10,300    Tootsie Roll
                 Industries, Inc.                                      376,568
                                                                   -----------
                                                                     1,106,368
                                                                   -----------

HEALTHCARE PRODUCTS: 2.7%
    200,000    The Female
                 Health Co.*<F1>+<F2>                                  650,000
     10,000    Guidant Corp.                                           633,700
                                                                   -----------
                                                                     1,283,700
                                                                   -----------

HEALTHCARE SERVICES: 1.4%
     35,000    Odyssey
                 Healthcare, Inc.*<F1>                                 659,750
                                                                   -----------

HOUSEHOLD PRODUCTS: 3.9%
     60,000    Helen of Troy Ltd.*<F1>                               1,860,600
                                                                   -----------

INSURANCE: 2.6%
     35,000    Direct General Corp.                                  1,267,000
                                                                   -----------

INTERNET: 3.9%
     50,000    Digital River, Inc.*<F1>                              1,170,500
      5,000    Overstock.com, Inc.*<F1>                                154,400
     50,000    Switchboard Inc.*<F1>                                   384,000
     10,000    United Online, Inc.*<F1>                                166,600
                                                                   -----------
                                                                     1,875,500
                                                                   -----------

MACHINERY - CONSTRUCTION & MINING: 2.3%
     30,000    Terex Corp.*<F1>                                      1,109,100
                                                                   -----------

MEDIA: 5.8%
     30,000    Belo Corp. - Class A                                    832,800
     70,000    XM Satellite Radio
                 Holdings Inc. - Class A*<F1>                        1,960,000
                                                                   -----------
                                                                     2,792,800
                                                                   -----------

METAL PROCESSORS: 2.7%
     40,000    Commercial Metals Co.                                 1,273,600
                                                                   -----------

OIL & GAS: 1.9%
     20,000    Chesapeake Energy Corp.                                 268,000
     10,000    Texas Pacific Land Trust                                629,300
                                                                   -----------
                                                                       897,300
                                                                   -----------

PHARMACEUTICALS: 3.2%
     15,000    Merck & Co. Inc.                                        662,850
     25,000    Pfizer Inc.                                             876,250
                                                                   -----------
                                                                     1,539,100
                                                                   -----------

RETAIL: 16.8%
     20,000    Costco
                 Wholesale Corp.*<F1>                                  751,200
     25,000    The Home Depot, Inc.                                    934,000
     27,500    Krispy Kreme
                 Doughnuts, Inc.*<F1>                                  944,350
    323,550    Luby's, Inc.*<F1>                                     1,925,123
      5,000    Neiman Marcus Group,
                 Inc. - Class A                                        269,700
     25,000    Sharper Image Corp.*<F1>                                814,500
     40,000    Starbucks Corp.*<F1>                                  1,510,000
     15,000    Wal-Mart Stores, Inc.                                   895,350
                                                                   -----------
                                                                     8,044,223
                                                                   -----------

SEMICONDUCTORS: 4.2%
     20,000    Rambus Inc.*<F1>                                        560,600
     43,200    Taiwan Semiconductor
                 Manufacturing Co.
                 Ltd. - ADR*<F1>                                       451,008
     35,000    Texas Instruments, Inc.                               1,022,700
                                                                   -----------
                                                                     2,034,308
                                                                   -----------

SOFTWARE: 2.0%
     50,000    DocuCorp
                 International, Inc.*<F1>                              587,000
     15,000    Microsoft Corp.                                         374,550
                                                                   -----------
                                                                       961,550
                                                                   -----------

TOYS, GAMES & HOBBIES: 0.3%
     10,000    Action Performance
                 Cos., Inc.                                            152,700
                                                                   -----------

TRANSPORTATION: 1.0%
     70,000    Frozen Food Express
                 Industries, Inc.*<F1>                                 483,000
                                                                   -----------
TOTAL COMMON STOCKS
  (cost $29,765,057)                                                41,732,158
                                                                   -----------

CONTRACTS
---------
CALL OPTIONS PURCHASED: 2.2%

COMMON STOCKS/EXPIRATION DATE/EXERCISE PRICE
         50    The Chicago
                 Mercantile Exchange/
                 June 2004/65.00                                       156,500
         50    The Chicago
                 Mercantile Exchange/
                 September 2004/75.00                                  111,000
        100    Exxon Mobil Corp./
                 January 2005/30.00                                    118,000
        200    Halliburton Co./
                 January 2005/25.00                                    130,000
         50    International Business
                 Machines Corp./
                 January 2005/85.00                                     57,000
        100    Krispy Kreme
                 Doughnuts, Inc./
                 January 2005/30.00                                     64,000
        100    The Procter &
                 Gamble Co./
                 January 2005/90.00                                    171,000
        100    Terex Corp./
                 January 2005/25.00                                    129,000
        200    Tyson Foods,
                 Inc. - Class A/
                 April 2004/15.00                                       58,000
        100    Weight Watchers
                 International, Inc./
                 July 2004/35.00                                        75,000
                                                                   -----------
TOTAL CALL OPTIONS PURCHASED
  (cost $875,500)                                                    1,069,500
                                                                   -----------

PRINCIPAL
 AMOUNT
---------
SHORT-TERM INVESTMENT: 10.7%
 $5,116,237    Cash Trust Series
                 II - Treasury Cash
                 Series II
                 (cost $5,116,237)                                   5,116,237
                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $35,756,794):  99.8%                                        47,917,895
Other Assets less
  Liabilities: 0.2%                                                     99,483
                                                                   -----------
NET ASSETS: 100.0%                                                 $48,017,378
                                                                   -----------
                                                                   -----------

 *<F1>  Non-income producing security.
 +<F2> Securities considered to be illiquid. The aggregate market value of these securities considered illiquid at March 31, 2004 was $910,854 which represented 1.9% of the Fund's net assets.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2004

ASSETS
   Investments in securities, at value (cost $35,756,794)          $47,917,895
   Receivables:
       Securities sold                                                 762,881
       Fund shares sold                                                324,584
       Dividends and interest                                           21,834
   Prepaid expenses                                                     10,732
                                                                   -----------
           Total assets                                             49,037,926
                                                                   -----------

LIABILITIES
   Payables:
       Securities purchased                                            918,089
       Fund shares redeemed                                              3,558
       Advisory fees                                                    27,315
       Distribution fees                                                25,904
       Fund accounting fees                                              4,240
       Transfer agent fees                                               6,071
       Administration fees                                               7,586
       Custody fees                                                      3,073
   Accrued expenses                                                     24,712
                                                                   -----------
           Total liabilities                                         1,020,548
                                                                   -----------
NET ASSETS                                                         $48,017,378
                                                                   -----------
                                                                   -----------

   NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
     ($48,017,378/2,740,230 shares outstanding; unlimited
     number of shares authorized without par value)                     $17.52
                                                                        ------
                                                                        ------

COMPONENTS OF NET ASSETS
   Paid-in capital                                                 $35,571,909
   Accumulated net realized gain on investments and options            284,368
   Net unrealized appreciation on investments                       12,161,101
                                                                   -----------
   Net assets                                                      $48,017,378
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Year Ended March 31, 2004

INVESTMENT INCOME
   Income
       Dividends (net of $1,324 foreign withholding tax)           $    95,409
       Interest                                                          2,949
                                                                   -----------
           Total income                                                 98,358
                                                                   -----------
   Expenses
       Advisory fees                                                   266,730
       Distribution fees                                                78,450
       Administration fees                                              62,759
       Transfer agent fees                                              43,272
       Fund accounting fees                                             24,440
       Audit fees                                                       17,391
       Custody fees                                                     14,265
       Registration fees                                                14,036
       Reports to shareholders                                           8,311
       Trustee fees                                                      6,261
       Legal fees                                                        5,346
       Insurance expense                                                 1,529
       Miscellaneous                                                     5,826
                                                                   -----------
           Total expenses                                              548,616
                                                                   -----------
           NET INVESTMENT LOSS                                        (450,258)
                                                                   -----------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND OPTIONS
   Net realized gain on investments                                  2,541,830
   Net realized loss on options                                        (93,496)
   Net realized gain on options written                                  5,769
   Change in net unrealized appreciation on investments             15,975,919
                                                                   -----------
       Net realized and unrealized gain
         on investments and options                                 18,430,022
                                                                   -----------
           NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $17,979,764
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                     YEAR             YEAR
                                                    ENDED             ENDED
                                                MARCH 31, 2004   MARCH 31, 2003
                                                --------------   --------------
INCREASE (DECREASE) IN
  NET ASSETS FROM:
   OPERATIONS
   Net investment loss                           $  (450,258)    $  (310,985)
   Net realized gain (loss) on
     investments and options                       2,454,103      (1,131,874)
   Change in net unrealized
     appreciation (depreciation)
     on investments                               15,975,919      (6,593,166)
                                                 -----------     -----------
       NET INCREASE (DECREASE) IN NET ASSETS
         RESULTING FROM OPERATIONS                17,979,764      (8,036,025)
                                                 -----------     -----------

CAPITAL SHARE TRANSACTIONS
   Net increase (decrease) in net assets
     derived from net change in
     outstanding shares (a)<F3>                   14,799,196      (2,899,408)
                                                 -----------     -----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS        32,778,960     (10,935,433)
                                                 -----------     -----------

NET ASSETS
   Beginning of year                              15,238,418      26,173,851
                                                 -----------     -----------
   END OF YEAR                                   $48,017,378     $15,238,418
                                                 -----------     -----------
                                                 -----------     -----------

(a)<F3>  Summary of capital share transactions is as follows:

                                    YEAR                       YEAR
                                   ENDED                       ENDED
                               MARCH 31, 2004             MARCH 31, 2003
                            --------------------        -------------------
                           Shares          Value       Shares         Value
                           ------          -----       ------         -----
Shares sold               1,709,098     $26,266,486     170,876     $1,875,574
Shares redeemed            (754,289)    (11,467,290)   (491,053)    (4,774,982)
                          ---------     -----------    --------    -----------
Net increase (decrease)     954,809     $14,799,196    (320,177)   $(2,899,408)
                          ---------     -----------    --------    -----------
                          ---------     -----------    --------    -----------

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

                                                            YEAR ENDED MARCH 31,
                                      ----------------------------------------------------------------
                                      2004           2003           2002           2001           2000
                                      ----           ----           ----           ----           ----
Net asset value,
  beginning of year                  $ 8.53         $12.43         $ 9.96         $18.18         $16.79
                                     ------         ------         ------         ------         ------

INCOME FROM INVESTMENT
  OPERATIONS:
Net investment loss                   (0.16)         (0.17)         (0.14)         (0.21)         (0.13)
Net realized and
  unrealized gain (loss)
  on investments                       9.15          (3.73)          2.61          (7.81)          2.36
                                     ------         ------         ------         ------         ------
Total from investment
  operations                           8.99          (3.90)          2.47          (8.02)          2.23
                                     ------         ------         ------         ------         ------

LESS DISTRIBUTIONS:
From net
  realized gain                          --             --             --          (0.20)         (0.84)
                                     ------         ------         ------         ------         ------
Net asset value,
  end of year                        $17.52         $ 8.53         $12.43         $ 9.96         $18.18
                                     ------         ------         ------         ------         ------
                                     ------         ------         ------         ------         ------
Total return                         105.39%        (31.38)%        24.80%        (44.29)%        14.13%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end
  of year (millions)                 $ 48.0         $ 15.2         $ 26.2         $ 20.4         $ 38.8
Ratio of expenses to
  average net assets                   1.75%          1.96%          1.91%          1.75%          1.75%
Ratio of net
  investment loss to
  average net assets                  (1.43)%        (1.62)%        (1.20)%        (1.46)%        (0.77)%
Portfolio
  turnover rate                       93.09%        103.66%        131.62%        176.08%        126.05%

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Hodges Fund (the "Fund") is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The investment objective of the Fund is
long-term capital appreciation.   The Fund began operations on October 9, 1992.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value. An option that is written by the Fund is generally valued at the last sale price or, in the absence of the last sale price, average of the quoted bid and asked prices. An option that is purchased by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices.

     B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

          During the year ended March 31, 2004, the Fund utilized capital loss carryovers of $1,095,732.

     C. Securities Transactions, Dividend Income and Distributions. Securities transactions are accounted for on the trade date. The cost of securities sold is typically determined on a first-in, first-out basis. Dividend income and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

     D. Options Contracts. The Fund may purchase call options on securities and indices. As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time until the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire. If an option expires on the stipulated date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. The Fund may write (sell) call options on securities and indices.
          When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss. The Fund, as writers of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

     E. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

     F. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year March 31, 2004, the Hodges Fund decreased paid-in-capital by $451,396 and increased accumulated net investment loss by $450,258 and increased accumulated net realized gain on investments by $1,138.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     Hodges Capital Management, Inc. (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.85% based upon the average daily net assets of the Fund. For the year ended March 31, 2004, the Fund incurred $266,730 in advisory fees.

     U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund's Fund Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals.

     For its services, the Administrator receives a monthly fee at the following annual rates:

          Under $15 million             $30,000
          $15 to $50 million            0.20% of average daily net assets
          $50 to $100 million           0.15% of average daily net assets
          $100 to $150 million          0.10% of average daily net assets
          Over $150 million             0.05% of average daily net assets

     For the year ended March 31, 2004, the Fund incurred $62,759 in Administration fees.

     First Dallas Securities, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Advisor.

     For the year ended March 31, 2004, First Dallas Securities, Inc. received $52,514 in brokerage commissions with respect to the Fund's portfolio transactions.

     U.S. Bank, N.A., an affiliate of USBFS, serves as Custodian to the Fund.

     Certain officers of the Trust are also officers and/or directors of the Administrator.

NOTE 4 - DISTRIBUTION COSTS

     The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. During the year ended March 31, 2004, the Fund paid fees of $78,450 to the Distributor.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and proceeds from the sales of securities, excluding U.S. Government obligations and short-term investments, for the year ended March 31, 2004, were $35,886,609 and $27,739,976, respectively.

NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

     As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

     Cost of investments                                        $35,851,044
                                                                -----------

     Gross tax unrealized appreciation                           12,476,219
     Gross tax unrealized depreciation                             (409,368)
                                                                -----------
     Net tax unrealized appreciation                            $12,066,851
                                                                -----------
                                                                -----------

     Undistributed ordinary income                              $         0
     Undistributed long-term capital gain                           378,618
                                                                -----------
     Total distributable earnings                               $   378,618
                                                                -----------
                                                                -----------

     Other accumulated gains/(losses)                           $         0
                                                                -----------
     Total accumulated earnings/(losses)                        $12,445,469
                                                                -----------
                                                                -----------

NOTE 7 - CALL OPTIONS WRITTEN

     The activity in options written during the year ended March 31, 2004, is as follows:

                                              CONTRACTS       PREMIUMS RECEIVED
                                              ---------       -----------------
     Options outstanding, beginning of year        --             $     --
     Options written                              320               18,369
     Options exercised                             --                   --
     Options expired                               --                   --
     Options closed                              (320)             (18,369)
                                                 ----             --------
     Options outstanding, end of year              --             $     --
                                                 ----             --------
                                                 ----             --------

INFORMATION ABOUT PROXY VOTING (Unaudited)

     Information regarding how the Hodges Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 388-8072 or by accessing the Fund's website at www.hodgesfund.com
                                                             ------------------
and the SEC's website at www.sec.gov. Information regarding how the Fund voted
                         -----------
proxies relating to portfolio securities during the twelve months ending June 30, 2004 will be available after August 31, 2004.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF
HODGES FUND AND THE
BOARD OF TRUSTEES OF
PROFESSIONALLY MANAGED PORTFOLIOS

We have audited the accompanying statement of assets and liabilities of Hodges Fund, a series of shares of Professionally Managed Portfolios, including the schedule of investments, as of March 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hodges Fund as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                            TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
APRIL 23, 2004

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

     The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The SAI includes additional information about the Fund's officers and trustees and is available, without charge, upon request.

                                                        INDEPENDENT TRUSTEES
                                                        --------------------

                                        TERM OF         PRINCIPAL                       # OF FUNDS       OTHER
                          POSITION      OFFICE AND      OCCUPATION                      IN COMPLEX       DIRECTORSHIPS
NAME, AGE                 HELD WITH     LENGTH OF       DURING PAST                     OVERSEEN BY      HELD BY
AND ADDRESS               THE TRUST     TIME SERVED     FIVE YEARS                      TRUSTEE          TRUSTEE
-----------               ---------     -----------     -----------                     -----------      -------------
Dorothy A. Berry          Chairman      Indefinite      Talon Industries                    1            Not
(Born 1943)               and           Term            (administrative,                                 Applicable
2020 E. Financial Way     Trustee                       management & business
Suite 100                               Since           consulting); formerly
Glendora, CA 91741                      May 1991        Chief Operating Officer,
                                                        Integrated Assets
                                                        Management (investment
                                                        advisor and manager) and
                                                        formerly President, Value
                                                        Line, Inc., (investment
                                                        advisory & financial
                                                        publishing firm).

Wallace L. Cook           Trustee       Indefinite      Retired; formerly Senior            1            Not
(Born 1939)                             Term            Vice President, Rockefeller                      Applicable
2020 E. Financial Way                                   Trust Co.; Financial
Suite 100                               Since           Counselor, Rockefeller
Glendora, CA  91741                     May 1991        & Co.

Carl A. Froebel           Trustee       Indefinite      Private Investor;  formerly         1            Not
(Born 1938)                             Term            Managing Director,                               Applicable
2020 E. Financial Way                                   Premier Solutions, Ltd.;
Suite 100                               Since           formerly President and
Glendora, CA 91741                      May 1991        Founder, National
                                                        Investor Data Services,
                                                        Inc. (investment related
                                                        computer software).

Rowley W.P. Redington     Trustee       Indefinite      President; Intertech                1            Not
(Born 1944)                             Term            Computer Services Corp.                          Applicable
2020 E. Financial Way                                   (consumer electronics
Suite 100                               Since           and computer service and
Glendora, CA 91741                      May 1991        marketing); formerly Vice
                                                        President, PRS of New
                                                        Jersey, Inc. (management
                                                        consulting), and Chief
                                                        Executive Officer, Rowley
                                                        Associates (consultants).

                                                  INTERESTED TRUSTEES AND OFFICERS
                                                  --------------------------------

                                        TERM OF         PRINCIPAL                       # OF FUNDS       OTHER
                          POSITION      OFFICE AND      OCCUPATION                      IN COMPLEX       DIRECTORSHIPS
NAME, AGE                 HELD WITH     LENGTH OF       DURING PAST                     OVERSEEN BY      HELD BY
AND ADDRESS               THE TRUST     TIME SERVED     FIVE YEARS                      TRUSTEE          TRUSTEE
-----------               ---------     -----------     -----------                     -----------      -------------
Steven J. Paggioli        Trustee       Indefinite      Consultant, U.S. Bancorp             1           Trustee,
(Born 1950)                             Term            Fund Services, LLC since                         Managers
2020 E. Financial Way                                   July, 2001; formerly                             Funds
Suite 100                               Since           Executive Vice President,
Glendora, CA 91741                      May 1991        Investment Company
                                                        Administration, LLC
                                                        ("ICA") (mutual fund
                                                        administrator and the
                                                        Fund's former administrator).

Robert M. Slotky          President     Indefinite      Vice President, U.S.                             Not
(Born 1947)                             Term            Bancorp Fund Services,                           Applicable
2020 E. Financial Way                                   LLC since July, 2001;
Suite 100                               Since           formerly, Senior Vice
Glendora, CA  91741                     August 2002     President, ICA (May
                                                        1997-July 2001); former
                                                        instructor of accounting
                                                        at California State
                                                        University-Northridge (1997).

Eric W. Falkeis           Treasurer     Indefinite      Vice President, U.S.                             Not
(Born 1973)                             Term            Bancorp Fund Services,                           Applicable
615 E. Michigan St.                                     LLC since 1997; Chief
Milwaukee, WI  53202                    Since           Financial Officer, Quasar
                                        August 2002     Distributors, LLC, since
                                                        2000.

Chad E. Fickett           Secretary     Indefinite      Assistant Vice President,                        Not
(Born 1973)                             Term            U.S. Bancorp Fund                                Applicable
615 E. Michigan St.                                     Services, LLC since July,
Milwaukee, WI  53202                    Since           2000.
                                        March 2002

                                    Advisor
                        HODGES CAPITAL MANAGEMENT, INC.
                               2905 Maple Avenue
                               Dallas, TX  75201
                                 (877) 232-1222

                                  Distributor
                         FIRST DALLAS SECURITIES, INC.
                               2905 Maple Avenue
                               Dallas, TX  75201
                                 (800) 388-8512

                                   Custodian
                                U.S. BANK, N.A.
                           425 Walnut Street M/L 6118
                             Cincinnati, OH  45202

                                 Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             615 E. Michigan Street
                              Milwaukee, WI  53202
                                 (866) 811-0224

                              Independent Auditors
                              TAIT, WELLER & BAKER
                         1818 Market Street, Suite 2400
                            Philadelphia, PA  19103

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                         San Francisco, CA  94105-3441

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

The Board of Trustees of the Trust has determined that each member of the Trust's audit committee is financially literate and independent. In addition, the Board has determined that Ms. Dorothy A. Berry and Messrs. Wallace L. Cook and Carl A. Froebel are each an "audit committee financial expert," as defined under new SEC regulations, and also independent of management of each series of the Trust.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                                  FYE  3/31/2004        FYE  3/31/2003
                                  --------------        --------------
        Audit Fees                   $14,000               $13,500
        Audit-Related Fees           N/A                   N/A
        Tax Fees                     $2,000                $2,000
        All Other Fees               N/A                   N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

      Non-Audit Related Fees        FYE 3/31/2004       FYE 3/31/2003
      ----------------------        -------------       -------------
      Registrant                         N/A                 N/A
      Registrant's Investment            N/A                 N/A
      Adviser

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Not applicable for periods ending before July 9, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

Not Applicable.

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.


     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ----------------------------------------------

     By (Signature and Title) /s/ Robert M. Slotky
                             ------------------------------------
                             Robert M. Slotky, President

     Date   June 1, 2004
           ------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Robert M. Slotky
                             ------------------------------------
                             Robert M. Slotky, President

     Date   June 1, 2004
           ------------------------------------------------------

     By (Signature and Title) /s/ Eric W. Falkeis
                             ------------------------------------
                             Eric W. Falkeis, Treasurer

     Date   June 1, 2004
           ----------------------------------

* Print the name and title of each signing officer under his or her signature.